Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details)		6 Months Ended
	Dec. 31, 2023 USD ($) shares	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Oct. 31, 2023 USD ($) shares	May 31, 2023 USD ($) shares	Jan. 31, 2023	Dec. 31, 2022
Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Percentage of equity interest	4.90%							14.55%
Ordinary shares value		RM 5,969,038	$ 1,265,377
Investments in equity instruments designated at fair value through other comprehensive income			$ 1,000,000
Treasure Global Inc [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Percentage of equity interest									14.55%
Globexus Holding Corp’s [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Shares acquired (in Shares) | shares							500
Share-swap arrangement, value							$ 1,500,000
Sagtec Global Limited [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Ordinary shares (in Shares) | shares						800,000
Consultancy services valued						$ 1,600,000
YY Group Holding Limited [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) [Line Items]
Ordinary shares (in Shares) | shares	1,631,700
Ordinary shares value	$ 4,895,100